Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Reconciliation of Cash, Cash Equivalents, and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total of the amounts shown in the consolidated statement of cash flows:

	December 31, 2019	December 31, 2018

Cash and cash equivalents	$13,299	$15,596
Restricted cash	1,945	1,974
Cash, cash equivalents, and restricted cash	$15,244	$17,570